Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Potential Shares of Common Stock Excluded from Diluted Net Loss Per Share - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	453,846	116,818	453,846	116,818	590,873
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	376,275	271,895	376,275	271,895
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	90,000		90,000		90,000